Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 56,157	$ 58,180
Other intangible assets	55,967	70,722
Property, plant and equipment	431,045	462,129
Investment in joint ventures	5,251	5,585
Other financial assets	3,082	3,564
Other assets	3,215	3,883
Deferred tax assets	53,052	43,546
Total Non-current assets	607,769	647,609
Current assets
Inventories	203,374	159,334
Trade receivables	289,135	234,273
Other financial assets	9,192	3,890
Other assets	31,680	35,038
Income tax receivables	14,122	16,377
Cash and cash equivalents	55,183	72,284
Total Current assets	602,686	521,196
Total Assets	1,210,455	1,168,805
Equity
Subscribed capital	84,254	83,770
Treasury shares	(3,757)	(3,773)
Reserves	(34,499)	(55,403)
Profit for the period	101,070	75,262
Total Equity	147,068	99,856
Non-current liabilities
Pension provisions	64,170	65,390
Other provisions	10,868	13,344
Financial liabilities	658,745	680,699
Other liabilities	11	6
Deferred tax liabilities	34,178	25,121
Total Non-current liabilities	767,972	784,560
Current liabilities
Other provisions	57,632	59,471
Trade payables	167,888	169,624
Other financial liabilities	9,192	7,013
Income tax liabilities	36,841	15,539
Other liabilities	23,862	32,742
Current liabilities	295,415	284,389
Equity and liabilities	$ 1,210,455	$ 1,168,805